Intangible Assets - Significant Assumptions Used to Calculate the Recoverable Amount (Value in Use) (Details)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Post-tax
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount Rate	11.00%
Pre-tax
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount Rate	14.20%
Minimum | Post-tax
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount Rate		6.50%	5.70%
Minimum | Pre-tax
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount Rate		9.40%	8.30%
Maximum | Post-tax
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount Rate		14.40%	13.50%
Maximum | Pre-tax
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount Rate		18.50%	16.90%